CENTENNIAL MONEY MARKET TRUST

                Officers and Trustees
                James C. Swain, Chairman
                  and Chief Executive Officer
                Bridget A. Macaskill, Trustee and President
                Robert G. Avis, Trustee
                William A. Baker, Trustee
                Charles Conrad, Jr., Trustee
                Jon S. Fossel, Trustee
                Sam Freedman, Trustee
                Raymond J. Kalinowski, Trustee
                C. Howard Kast, Trustee
                Robert M. Kirchner, Trustee
                Ned M. Steel, Trustee
                George C. Bowen, Vice President, Treasurer
                  and Assistant Secretary
                Andrew J. Donohue, Vice President
                  and Secretary
                Dorothy G. Warmack, Vice President
                Carol E. Wolf, Vice President
                Arthur J. Zimmer, Vice President
                Robert J. Bishop, Assistant Treasurer
                Scott T. Farrar, Assistant Treasurer
                Robert G. Zack, Assistant Secretary

                Investment Adviser and Distributor
                Centennial Asset Management Corporation

                Transfer and Shareholder Servicing Agent
                Shareholder Services, Inc.

                Custodian of Portfolio Securities
                Citibank, N.A.

                Independent Auditors
                Deloitte & Touche LLP

                Legal Counsel
                Myer, Swanson, Adams & Wolf, P.C.

                The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors.

                This is a copy of a report to shareholders of Centennial Money Market Trust. This report must be preceded or accompanied by a Prospectus of Centennial Money Market Trust. For material information concerning the Trust, see the Prospectus.

                For shareholder servicing call:
                1-800-525-9310 (in U.S.)
                303-671-3200 (outside U.S.)

                Or write:
                Shareholder Services, Inc.
                P.O. Box 5143
                Denver, CO 80217-5143

RS0150.001.1296
[LOGO]Printed on recycled paper

                             1996 SEMIANNUAL REPORT




                             CENTENNIAL
                             MONEY MARKET
                             TRUST

                             December 31, 1996

Dear Shareholder:



The second half of 1996 was a period of uncertainty in the fixed income markets, largely due to investor fears of rapid economic growth and accelerating inflation. The 30-year Treasury rates rose above 7% in the second quarter and remained relatively unchanged until the end of the third quarter. That's when negative investor sentiment that led to the market downturn in June and July began to subside.

The swing away from inflationary fears seemed complete in October with the release of economic indicators showing a firm dollar, low inflation and slow growth. When the Federal Reserve responded to these indicators with another decision to leave rates alone, it appeared that concerns about rapid growth had been overblown, and interest rates fell in response. The status quo outcome of the presidential election also aided the decline in rates, and the bond market experienced one of the most substantial post-election rallies in recent history. With continued, sustainable non-inflationary growth of around 2% to 2.5%, and long-term rates at their lowest levels since April, the economy seems to have settled into a comfortable path of neither too little nor too much growth.

This decline in long-term Treasury rates over the past few months has caused the return on money market instruments to decline marginally, but the positive inflationary situation has helped to keep yields relatively strong. Money market fund yields are uusally between three and five percent age points less than the yields on long-term bonds, and typically one percentage point above inflation. Assuming that the annual inflation rate is about 2.5%, money market yields would normally be about 3.5%, while longer-term yields might be as high as 5.5%. However, the difference between money market yields and inflation is currently greater than this formula would suggest. Part of the reason for this irregularity is the successful way in which the Federal Reserve Board has fought inflation.

As we head into 1997, money market funds continue to be a highly liquid opportunity to earn steady income while protecting principal. This year, money market funds turned out to be a good investment choice for the income-oriented investor.

For the six months ended December 31, 1996, the Trust's compounded annualized yield was 4.98%. Without compounding, the corresponding yield was 4.86%. The seven-day annualized yields with and without compounding on December 31, 1996 were 4.98% and 4.86%, respectively.(1)

An investment in the Trust is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Trust will maintain a stable $1.00 share price in the future.

Thank you for your confidence in Centennial Money Market Trust. We look forward to helping you reach your investment goals in the future.


Sincerely,




/s/ James C. Swain
   --------------------------------
    James C. Swain
    Chairman
    Centennial Money Market Trust


/s/ Bridget A. Macaskill
   --------------------------------
    Bridget A. Macaskill
    President
    Centennial Money Market Trust

    January 22, 1997







1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

STATEMENT OF INVESTMENTS December 31, 1996 (Unaudited)
Centennial Money Market Trust


                                                                 Face              Value
                                                                Amount           See Note 1
                                                             ------------       ------------
CERTIFICATES OF DEPOSIT - 2.3%
DOMESTIC CERTIFICATES OF DEPOSIT - 0.7%
Bank of New York, 5.63%, 3/3/97 .........................    $ 25,000,000       $ 25,004,729
LaSalle National Bank:
   5.51%, 4/4/97 ........................................      17,000,000         17,000,000
   5.55%, 2/11/97 .......................................      13,000,000         13,000,000
                                                                                ------------
                                                                                  55,004,729
                                                                                ------------
YANKEE CERTIFICATES OF DEPOSIT - 1.6%
Societe Generale North America, Inc.:
   5.40%, 1/6/97 ........................................      20,000,000         20,000,036
   5.45%, 2/10/97 .......................................      17,000,000         17,000,186
   5.50%, 4/21/97 .......................................      35,000,000         35,002,198
   5.55%, 2/6/97 ........................................      20,000,000         20,000,000
   5.62%, 3/25/97 .......................................      17,000,000         17,004,159
   5.92%, 9/17/97 .......................................      20,000,000         20,040,061
                                                                                ------------
                                                                                 129,046,640
                                                                                ------------
Total Certificates of Deposit (Cost $184,051,369) .......                        184,051,369
                                                                                ------------
DIRECT BANK OBLIGATIONS - 5.9%
Abbey National North America, 6.75%, 1/2/97 .............      50,000,000         49,981,250
ABN Amro Bank Canada:
   5.31%, 4/28/97 .......................................      20,000,000         19,654,850
   5.43%, 1/10/97 .......................................      10,000,000          9,986,425
ABN Amro Bank, N.V., 5.47%, 2/28/97 .....................      15,000,000         14,867,857
Bank of Scotland Treasury Services PLC, 5.37%, 2/21/97...      25,000,000         24,999,972
Bank One Dayton N.A., 5.26%, 11/3/97(1) .................      15,000,000         14,993,115
Bayerische Vereinsbank AG, 5.35%, 4/10/97 ...............      15,000,000         14,779,312
CoreStates Capital Corp., 5.54%, 12/18/97(1) ............      13,000,000         12,992,902
FCC National Bank:
   5.38%, 8/21/97(1) ....................................      20,000,000         19,998,159
   5.55%, 2/14/97 .......................................      15,000,000         15,000,000

Centennial Money Market Trust



                                                                         Face              Value
DIRECT BANK OBLIGATIONS (CONTINUED)                                     Amount           See Note 1
                                                                     ------------       ------------
First National Bank of Boston:
   5.30%, 6/2/97 ................................................    $  8,000,000       $  7,820,978
   5.32%, 5/5/97 ................................................       5,580,000          5,477,749
   5.44%, 1/10/97 ...............................................      15,000,000         15,000,000
   5.44%, 1/13/97 ...............................................      15,000,000         15,000,000
   5.44%, 1/8/97 ................................................      20,000,000         19,999,157
   5.47%, 2/12/97 ...............................................      15,000,000         15,000,000
   5.47%, 2/21/97 ...............................................      20,000,000         20,000,000
   5.47%, 4/3/97 ................................................      13,000,000         13,000,000
   5.50%, 3/14/97 ...............................................      15,000,000         15,000,000
   5.50%, 3/17/97 ...............................................      35,000,000         35,000,000
   5.50%, 4/4/97 ................................................      20,000,000         20,000,000
Huntington National Bank:
   5.35%, 1/2/97 ................................................      15,000,000         15,000,000
   5.35%, 1/8/97 ................................................      18,000,000         18,000,000
   5.53%, 2/3/97 ................................................      25,000,000         25,001,668
National Westminster Bank of Canada:
   5.40%, 1/13/97 ...............................................      20,000,000         19,964,000
   5.40%, 2/18/97 ...............................................      10,000,000          9,928,000
Societe Generale North America, Inc., 5.38%, 2/7/97 .............      13,000,000         12,928,117
                                                                                        ------------
Total Direct Bank Obligations (Cost $479,373,511) ...............                        479,373,511
                                                                                        ------------
LETTERS OF CREDIT - 5.1%
Bank of America NT & SA, guaranteeing commercial paper of:
   Formosa Plastics Corp., USA-Series A, 5.48%, 3/13/97 .........      19,400,000         19,191,477
   Hyundai Motor Finance Co., 5.37%, 4/21/97 ....................       5,000,000          4,917,958
Bank One, Cleveland, guaranteeing commercial paper of:
   Capital One Funding Corp.-Series 1995F, 5.85%, 1/2/97(1) .....      10,750,000         10,750,000
   Capital One Funding Corp.-Series 1995F, 5.85%, 1/2/97(1)(2)...       8,900,000          8,900,000
Barclays Bank PLC, guaranteeing commercial paper of:
   Banco Bradesco S.A.-Grand Cayman Branch:
     Series A, 5.31%, 4/28/97 ...................................      10,000,000          9,827,425
     Series A, 5.32%, 2/24/97 ...................................       5,000,000          4,960,100
     Series A, 5.35%, 4/18/97 ...................................      20,000,000         19,681,972

Centennial Money Market Trust



                                                                      Face               Value
                                                                     Amount            See Note 1
                                                                   ------------       ------------
LETTERS OF CREDIT (CONTINUED)
   Banco Real S.A., Grand Cayman Branch:
     Series A, 5.32%, 4/22/97 ..............................       $ 15,000,000       $ 14,753,950
     Series A, 5.37%, 4/21/97 ..............................         15,000,000         14,753,875
   Petroleo Brasileiro, S.A.-Petrobras II:
     Series C, 5.35%, 4/1/97 ...............................          5,000,000          4,933,125
     Series C, 5.38%, 4/3/97 ...............................          5,000,000          4,931,256
     Series C, 5.43%, 2/3/97 ...............................         20,000,000         19,900,450
   Petroleo Brasileiro, S.A.-Petrobras:
     Series A, 5.30%, 5/5/97 ...............................         20,000,000         19,634,889
     Series A, 5.31%, 5/7/97 ...............................         16,800,000         16,487,772
     Series A, 5.37%, 4/7/97 ...............................          5,000,000          4,928,400
     Series B, 5.32%, 6/3/97 ...............................          5,000,000          4,886,950
     Series B, 5.40%, 4/9/97 ...............................         10,000,000          9,853,000
Bayerische Vereinsbank AG, guaranteeing commercial paper of:
   Banco Rio de la Plata S.A.:
     Series A, 5.40%, 1/21/97 ..............................          8,000,000          7,976,311
     Series A, 5.43%, 1/17/97 ..............................         15,000,000         14,963,800
     Series B, 5.40%, 1/22/97 ..............................         10,000,000          9,968,500
   Galicia Funding Corp.:
     Series A, 5.36%, 3/3/97(3) ............................         15,000,000         14,863,767
     Series A, 5.37%, 3/5/97(3) ............................         10,000,000          9,906,025
     Series B, 5.35%, 3/3/97(3) ............................          5,000,000          4,954,674
     Series B, 5.38%, 2/28/97(3) ...........................          5,000,000          4,956,661
     Series B, 5.45%, 3/4/97(3) ............................          5,000,000          4,953,069
Credit Suisse, guaranteeing commercial paper of:
   CEMEX, S.A. de C.V.-Series A, 5.32%, 2/11/97 ............         16,000,000         15,903,058
   CEMEX, S.A. de C.V.-Series B, 5.33%, 3/5/97 .............         10,000,000          9,906,725
   COSCO (Cayman) Co., Ltd., 5.35%, 6/13/97 ................         20,000,000         19,515,528
   Daewoo International Corp., 5.40%, 3/17/97 ..............         10,000,000          9,887,500
   Guangdon Enterprises Ltd., 5.32%, 2/28/97 ...............          6,000,000          5,948,573
   Guangdon Enterprises Ltd., 5.44%, 3/13/97 ...............          5,000,000          4,946,356
Societe Generale, guaranteeing commercial paper of:
   Girsa Funding Corp., 5.32%, 4/3/97(3) ...................         10,000,000          9,864,044
   Nacional Financiera, SNC-Series A, 5.44%, 1/8/97 ........         15,000,000         14,984,133
   Nacional Financiera, SNC-Series A, 5.44%, 1/9/97 ........          9,500,000          9,488,516
   Nacional Financiera, SNC-Series B, 5.33%, 3/3/97 ........         45,000,000         44,593,587
                                                                                      ------------
Total Letters of Credit (Cost $410,873,426) ................                           410,873,426
                                                                                      ------------

Centennial Money Market Trust



                                                          Face              Value
                                                         Amount           See Note 1
                                                      ------------       ------------
SHORT-TERM NOTES - 84.5%
AUTOMOTIVE - 0.4%
BMW U.S. Capital Corp.:
   5.31%, 2/24/97 .............................       $ 20,000,000       $ 19,840,700
   5.32%, 2/20/97 .............................         10,000,000          9,926,111
                                                                         ------------
                                                                           29,766,811
                                                                         ------------
BANKS - 1.0%
Bankers Trust Co., New York, 5.35%, 11/26/97(1)         25,000,000         24,984,496
CoreStates Capital Corp.:
   5.47%, 6/27/97(1) ..........................         15,000,000         15,000,000
   5.70%, 7/14/97(1) ..........................         15,000,000         15,000,000
NationsBank of Texas, 5.40%, 2/3/97 ...........         30,000,000         29,851,500
                                                                         ------------
                                                                           84,835,996
                                                                         ------------
BEVERAGES - 2.3%
Coca-Cola Enterprises, Inc.:
   5.31%, 3/19/97(3) ..........................         28,000,000         27,681,391
   5.31%, 3/7/97(3) ...........................         15,000,000         14,856,187
   5.32%, 2/26/97(3) ..........................         35,000,000         34,710,356
   5.32%, 2/27/97(3) ..........................         15,000,000         14,873,650
   5.33%, 2/19/97(3) ..........................         30,000,000         29,782,358
   5.34%, 1/31/97(3) ..........................         16,000,000         15,928,800
   5.35%, 3/11/97(3) ..........................         10,000,000          9,897,458
   5.35%, 3/18/97(3) ..........................         17,000,000         16,807,994
   5.35%, 3/24/97(3) ..........................         18,000,000         17,780,650
                                                                         ------------
                                                                          182,318,844
                                                                         ------------
BROKER/DEALERS - 12.1%
CS First Boston, Inc.:
   5.31%, 1/30/97 .............................         13,000,000         12,944,392
   5.31%, 2/18/97(3) ..........................         10,000,000          9,929,200
   5.31%, 2/20/97 .............................         25,000,000         24,815,625
   5.31%, 2/24/97 .............................         10,000,000          9,920,350
   5.33%, 2/13/97(3) ..........................         45,000,000         44,713,214
   5.33%, 2/20/97(3) ..........................         10,000,000          9,925,972

Centennial Money Market Trust



                                       Face              Value
                                      Amount           See Note 1
                                   ------------       ------------
BROKER/DEALERS (CONTINUED)
   5.35%, 2/12/97(3) .......       $ 10,000,000       $  9,937,583
   5.38%, 3/4/97(1)(4) .....         20,000,000         20,000,000
   5.50%, 2/11/97(4) .......         15,000,000         15,000,353
   5.58%, 1/21/97(1)(4) ....         15,000,000         15,000,000
Dean Witter, Discover & Co.:
   5.30%, 2/28/97 ..........         20,000,000         19,829,222
   5.81%, 9/29/97(1) .......         20,000,000         20,032,941
   5.98%, 2/3/97(1) ........         20,000,000         20,004,427
   7.81%, 3/18/97 ..........          5,150,000          5,174,528
   8%, 5/4/97 ..............          5,000,000          5,040,854
Goldman Sachs Group, L.P.:
   5.31%, 3/21/97 ..........         42,000,000         41,510,595
   5.31%, 5/5/97 ...........         35,000,000         34,359,850
   5.42%, 1/17/97 ..........         25,000,000         24,939,778
   5.43%, 1/16/97 ..........         30,000,000         29,932,125
   5.45%, 4/11/97 ..........          8,000,000          7,878,889
   5.50%, 4/4/97 ...........         30,000,000         29,573,750
   5.78%, 1/27/97(1) .......         15,000,000         15,002,862
   8.25%, 1/2/97 ...........        113,000,000        112,976,361
Merrill Lynch & Co., Inc.:
   5.31%, 2/28/97 ..........         15,000,000         14,871,675
   5.32%, 3/3/97 ...........         32,000,000         31,711,538
   5.33%, 1/2/97 ...........         29,000,000         28,995,701
   5.33%, 1/24/97 ..........         55,000,000         54,812,710
   5.33%, 3/10/97 ..........         30,000,000         29,697,967
   5.35%, 1/28/97 ..........         10,000,000          9,959,875
   5.40%, 1/31/97(1) .......         30,000,000         30,000,000
   5.40%, 2/10/97 ..........         18,000,000         17,892,000
   5.42%, 1/23/97 ..........         65,000,000         64,786,631
   5.42%, 12/19/97(1) ......         35,000,000         34,999,301
   5.43%, 10/24/97(1) ......         25,000,000         24,995,945
   5.44%, 1/21/97 ..........         15,000,000         14,954,667
   5.45%, 9/19/97(1) .......         20,000,000         20,000,000

Centennial Money Market Trust



                                      Face              Value
                                     Amount           See Note 1
                                  ------------       ------------
BROKER/DEALERS (CONTINUED)
Morgan Stanley Group, Inc.:
   5.26%, 6/27/97(1) ......       $ 33,665,000       $ 33,665,000
   5.41%, 2/3/97 ..........         20,000,000         19,900,817
   5.75%, 1/20/97(1) ......          5,000,000          5,000,672
                                                     ------------
                                                      974,687,370
                                                     ------------
BUILDING MATERIALS - 0.2%
Compagnie de Saint-Gobain:
   5.30%, 4/28/97 .........         10,000,000          9,827,750
   5.38%, 4/23/97 .........         10,000,000          9,832,622
                                                     ------------
                                                       19,660,372
                                                     ------------
COMMERCIAL FINANCE - 13.9%
CIT Group Holdings, Inc.:
   5.31%, 1/24/97 .........         35,000,000         34,881,262
   5.33%, 11/20/97(1) .....         70,000,000         69,955,417
   5.35%, 12/23/97(1) .....         25,000,000         24,981,088
   5.35%, 5/1/97(1) .......         35,000,000         34,986,854
   5.35%, 6/11/97(1) ......         15,000,000         14,992,143
   5.37%, 9/17/97(1) ......         25,000,000         24,987,137
   5.67%, 3/11/98(1) ......         11,000,000         11,000,000
   5.75%, 3/21/97 .........          5,000,000          5,002,174
   7%, 1/3/97 .............         20,000,000         19,992,222
Countrywide Home Loans:
   5.33%, 1/23/97 .........          5,410,000          5,392,378
   5.33%, 2/19/97 .........         20,000,000         19,854,906
   5.33%, 3/3/97 ..........         15,000,000         14,864,529
   5.34%, 1/8/97 ..........         10,000,000          9,989,617
   5.34%, 3/12/97 .........         21,000,000         20,781,950
   5.36%, 1/22/97 .........         40,000,000         39,874,933
   5.36%, 3/5/97 ..........         30,000,000         29,718,600
   5.37%, 3/4/97 ..........         14,000,000         13,870,523
   5.43%, 1/13/97 .........         30,000,000         29,945,700
   5.48%, 1/21/97 .........         20,000,000         19,938,889
   6.75%, 1/2/97 ..........         15,000,000         14,997,187

Centennial Money Market Trust



                                          Face                Value
                                         Amount             See Note 1
                                     --------------       --------------
COMMERCIAL FINANCE (CONTINUED)
FINOVA Capital Corp.:
   5.37%, 2/18/97 ............       $   12,000,000       $   11,914,080
   5.37%, 2/24/97 ............           15,000,000           14,879,175
   5.37%, 2/28/97 ............           43,000,000           42,627,849
   5.38%, 1/7/97 .............           17,000,000           16,984,757
   5.38%, 2/20/97 ............            5,000,000            4,962,639
   5.38%, 2/21/97 ............           15,000,000           14,885,675
   5.40%, 1/15/97 ............            5,000,000            4,989,500
   5.40%, 2/27/97 ............           58,000,000           57,504,955
   5.40%, 2/3/97 .............           20,000,000           19,901,000
   5.43%, 2/26/97 ............            4,725,000            4,685,163
   5.43%, 2/7/97 .............           29,000,000           28,838,156
   5.47%, 2/13/97 ............           37,000,000           36,759,678
   5.49%, 2/5/97 .............           10,000,000            9,946,625
   5.68%, 1/17/97 ............            7,000,000            6,982,329
   6.06%, 2/21/97(1) .........           35,000,000           35,000,000
   8%, 1/15/97 ...............            6,400,000            6,404,356

Heller Financial, Inc.:
   5.41%, 3/17/97 ............           45,000,000           44,492,500
   5.42%, 2/6/97 .............           13,000,000           12,929,540
   5.43%, 1/14/97 ............           25,000,000           24,950,979
   5.45%, 3/20/97 ............           15,000,000           14,822,875
   5.45%, 3/21/97 ............           10,000,000            9,880,403
   5.45%, 3/24/97 ............           40,000,000           39,501,167
   5.46%, 10/1/97(1) .........           30,000,000           29,995,512
   5.46%, 10/10/97(1) ........           30,000,000           29,995,364
   5.50%, 3/31/97(1) .........            7,500,000            7,503,404
   5.55%, 4/10/97 ............           20,000,000           19,694,750
   5.55%, 4/2/97 .............           21,000,000           20,705,388
   5.55%, 6/2/97(1) ..........           20,000,000           19,997,407
   5.59%, 12/18/97(1) ........           35,000,000           35,000,000
   5.66%, 1/15/97 ............           10,000,000           10,000,518
   5.69%, 3/28/97(1) .........           30,000,000           30,002,156
                                                          --------------
                                                           1,126,745,409
                                                          --------------

Centennial Money Market Trust

                                                Face             Value
                                               Amount           See Note 1
                                            ------------       ------------
COMPUTER SOFTWARE - 1.3%
First Data Corp.:
   5.37%, 6/10/97 ...................       $ 20,000,000       $ 19,522,667
   5.38%, 1/7/97 ....................         27,000,000         26,975,790
   5.39%, 1/14/97 ...................         20,000,000         19,961,072
   5.40%, 2/25/97 ...................          5,000,000          4,958,750
   5.40%, 3/18/97 ...................         30,000,000         29,658,000
                                                               ------------
                                                                101,076,279
                                                               ------------
CONGLOMERATES - 1.1%
Mitsubishi International Corp.:
   5.32%, 1/29/97 ...................         10,000,000          9,958,622
   5.34%, 1/8/97 ....................         43,592,000         43,546,773
   5.44%, 2/14/97 ...................         10,000,000          9,933,511
   6%, 1/14/97 ......................          7,860,000          7,842,970
Pacific Dunlop Ltd., 5.62%, 1/17/97 .         20,000,000         20,000,844
                                                               ------------
                                                                 91,282,720
                                                               ------------
CONSUMER FINANCE - 3.2%
American Express Corp., 5.32%, 1/3/97         35,000,000         34,989,656
Island Finance Puerto Rico, Inc.:
   5.32%, 1/6/97 ....................          9,500,000          9,492,981
   5.32%, 3/10/97 ...................         15,400,000         15,245,247
   5.34%, 3/14/97 ...................         28,400,000         28,096,688
   5.34%, 3/24/97 ...................         21,000,000         20,742,657
   5.36%, 1/15/97 ...................         10,000,000          9,979,156
   5.39%, 3/26/97 ...................         25,000,000         24,685,583
   5.44%, 3/20/97 ...................         10,000,000          9,882,133
   5.46%, 3/13/97 ...................         14,000,000         13,849,243
Sears Roebuck Acceptance Corp.:
   5.31%, 1/31/97 ...................         25,000,000         24,889,375
   5.31%, 2/21/97 ...................         25,000,000         24,811,938
   5.32%, 3/31/97 ...................         20,000,000         19,736,956
   5.43%, 1/16/97 ...................         20,000,000         19,954,750
                                                               ------------
                                                                256,356,363
                                                               ------------

Centennial Money Market Trust

                                                            Face                Value
                                                           Amount             See Note 1
                                                       --------------       --------------
DIVERSIFIED FINANCIAL - 13.7%
Associates Corp. of North America, 7.28%, 1/2/97..     $  188,700,000       $  188,661,841
Ford Motor Credit Co.:
   5.32%, 1/10/97 ................................         35,000,000           34,953,450
   5.32%, 1/6/97 .................................         24,665,000           24,646,775
   5.32%, 1/8/97 .................................         36,400,000           36,362,346
   5.32%, 1/9/97 .................................         35,000,000           34,958,622
   5.37%, 1/28/97 ................................          6,450,000            6,424,023
   5.40%, 1/2/97 .................................        150,000,000          149,970,333
   5.57%, 5/12/97(1) .............................         25,000,000           25,003,224
General Electric Capital Corp.:
   5.31%, 1/15/97 ................................         35,000,000           34,927,725
   5.50%, 1/31/97 ................................         12,000,000           11,945,000
General Electric Capital Services, 7.12%, 1/2/97..        152,000,000          151,969,938
General Motors Acceptance Corp.:
   5.35%, 1/8/97 .................................         25,000,000           24,973,993
   5.35%, 3/3/97 .................................         10,000,000            9,909,347
   5.35%, 3/6/97 .................................         20,000,000           19,809,778
   5.41%, 4/10/97 ................................          5,000,000            5,058,018
   5.41%, 4/7/97 .................................         67,000,000           66,029,147
   5.45%, 1/16/97 ................................         20,000,000           19,954,583
   5.45%, 2/12/97 ................................         20,000,000           19,872,833
   5.45%, 2/12/97 ................................         33,000,000           32,790,175
   5.45%, 2/4/97 .................................         14,000,000           13,927,939
   5.45%, 2/5/97 .................................         13,000,000           12,931,118
   5.45%, 2/6/97 .................................         20,000,000           19,891,000
   5.45%, 4/21/97(1) .............................         25,000,000           24,986,295
   5.47%, 2/14/97 ................................         29,000,000           28,806,119
   5.48%, 3/26/97 ................................         22,000,000           21,718,693
   5.50%, 1/2/97 .................................         35,000,000           34,993,368
   5.50%, 2/18/97 ................................         15,000,000           14,890,000
   7.75%, 4/15/97 ................................          5,000,000            5,030,650
   8.38%, 5/1/97 .................................         11,500,000           11,605,277
Household Finance Corp., 5.30%, 2/24/97 ..........         10,000,000            9,920,500
Transamerica Finance Corp., 5.33%, 3/17/97 .......         14,000,000           13,844,542
                                                                            --------------
                                                                             1,110,766,652
                                                                            --------------

                                                                                        11

Centennial Money Market Trust



                                                                 Face             Value
                                                                Amount           See Note 1
                                                             ------------       ------------
ELECTRICAL EQUIPMENT - 0.4%
Xerox Corp., 5.30%, 1/10/97 ............................     $ 35,000,000       $ 34,953,625
                                                                                ------------
ELECTRONICS - 1.0%
Mitsubishi Electric Finance America, Inc.:
   5.32%, 2/21/97(3) ...................................       20,000,000         19,849,267
   5.33%, 1/30/97(3) ...................................       18,000,000         17,922,715
   5.35%, 1/15/97(3) ...................................       21,000,000         20,956,308
   5.35%, 1/22/97(3) ...................................       15,150,000         15,102,719
   5.35%, 3/12/97(3) ...................................        5,000,000          4,947,986
                                                                                ------------
                                                                                  78,778,995
                                                                                ------------
HEALTHCARE/DRUGS - 0.1%
Sandoz Corp., 5.30%, 1/23/97(3) ........................        6,000,000          5,980,567
                                                                                ------------

HEALTHCARE/SUPPLIES & SERVICES - 0.3%
American Home Products, 5.33%, 1/10/97(3) ..............       10,000,000          9,986,675
Sherwood Medical Co., 5.32%, 1/24/97(3) ................       18,000,000         17,938,820
                                                                                ------------
                                                                                  27,925,495
                                                                                ------------
INDUSTRIAL SERVICES - 0.2%
Atlas Copco AB, 5.37%, 3/17/97(3) ......................        5,000,000          4,944,063
PHH Corp., 5.79%, 3/26/97(1) ...........................       15,000,000         14,997,980
                                                                                ------------
                                                                                  19,942,043
                                                                                ------------
INSURANCE - 4.3%
Allstate Life Insurance Co., 5.38%, 1/3/97(1) ..........       40,000,000         40,000,000
General American Life Insurance Co., 5.58%, 1/3/97(1)...       50,000,000         50,000,000
Jackson National Life:
   5.39%, 1/3/97(1) ....................................       30,000,000         30,000,000
   5.40%, 1/3/97(1) ....................................       40,000,000         40,000,000
Pacific Mutual Life Insurance Co., 5.57%, 1/2/97(1)(4)..       25,000,000         25,000,000
Protective Life Insurance Co., 5.52%, 1/26/97(1)(4) ....       10,000,000         10,000,000
TransAmerica Life Insurance & Annuity Co.:
   5.38%, 10/15/97(1) ..................................       50,000,000         50,000,000
   5.38%, 9/30/97(1) ...................................       30,000,000         30,000,000
   5.58%, 1/3/97(1) ....................................       43,000,000         43,000,000
TransAmerica Occidental Life, 5.38%, 9/29/97(1) ........       30,000,000         30,000,000
                                                                                ------------
                                                                                 348,000,000
                                                                                ------------

Centennial Money Market Trust



                                                      Face             Value
                                                     Amount           See Note 1
                                                  ------------       ------------
LEASING & FACTORING - 1.5%
Hertz Corp. (The), 5.32%, 1/13/97 ...........     $ 10,000,000       $  9,982,267
International Lease Finance Corp.:
   5.30%, 3/7/97 ............................       20,000,000         19,808,611
   5.33%, 2/3/97 ............................       20,000,000         19,902,283
   5.33%, 2/7/97 ............................       30,000,000         29,835,658
   5.35%, 2/6/97 ............................       45,000,000         44,759,250
                                                                     ------------
                                                                      124,288,069
                                                                     ------------
MANUFACTURING - 0.1%
Rexam PLC, 5.43%, 1/10/97(3) ................        6,700,000          6,690,905
                                                                     ------------

NONDURABLE HOUSEHOLD GOODS - 0.8%
Colgate-Palmolive Co., 5.47%, 5/22/97(1)(3)..       22,000,000         21,997,881
Newell Co.:
   5.32%, 1/28/97(3) ........................       25,000,000         24,900,250
   5.33%, 3/7/97(3) .........................       15,000,000         14,855,646
                                                                     ------------
                                                                       61,753,777
                                                                     ------------
OIL-INTEGRATED - 0.4%
Repsol International Finance BV:
   5.33%, 2/7/97 ............................        5,000,000          4,972,610
   5.35%, 3/28/97 ...........................       25,000,000         24,680,486
                                                                     ------------
                                                                       29,653,096
                                                                     ------------
SAVINGS & LOANS - 0.6%
First Bank FSB, 5.58%, 8/29/97(1) ...........       25,000,000         24,998,397
Household Finance Corp., 5.46%, 9/19/97(1)...       25,000,000         25,000,000
                                                                     ------------
                                                                       49,998,397
                                                                     ------------
SPECIAL PURPOSE FINANCIAL - 21.9%
Asset Backed Capital Finance, Inc.:
   5.38%, 5/22/97(3) ........................       10,000,000          9,789,283
   5.48%, 12/15/97(1)(4) ....................       35,000,000         34,988,149
Asset-Securitization Cooperative:
   5.30%, 1/24/97(3) ........................       55,000,000         54,813,764
   5.31%, 1/29/97(3) ........................       25,000,000         24,896,750
   5.31%, 2/18/97(3) ........................       27,000,000         26,808,933
   5.31%, 2/27/97(3) ........................       25,000,000         24,789,813
   5.32%, 1/6/97(3) .........................       20,000,000         19,985,222


                                                                               13

Centennial Money Market Trust



                                                            Face             Value
                                                           Amount          See Note 1
                                                        -----------       -----------
SPECIAL PURPOSE FINANCIAL (CONTINUED)
   5.33%, 3/11/97(3) ............................       $18,000,000       $17,816,115
   5.33%, 3/17/97(3) ............................        20,000,000        19,777,917
   5.34%, 3/18/97(3) ............................        35,800,000        35,396,415
   5.35%, 3/19/97(3) ............................        25,000,000        24,713,924
   5.45%, 3/27/97(3) ............................         9,500,000         9,377,753
Beta Finance, Inc.:
   5.31%, 2/20/97(3) ............................        11,000,000        10,918,875
   5.31%, 5/1/97(3) .............................        15,000,000        14,734,500
   5.32%, 5/7/97(3) .............................         5,000,000         4,906,900
   5.33%, 3/3/97(3) .............................        14,000,000        13,873,561
   5.35%, 3/10/97(3) ............................        14,000,000        13,858,522
   5.35%, 3/13/97(3) ............................        23,500,000        23,252,042
   5.35%, 3/17/97(3) ............................        19,500,000        19,282,656
   5.35%, 4/17/97(3) ............................        18,000,000        17,716,450
   5.45%, 1/27/97(3) ............................        60,000,000        59,763,833
CIESCO L.P.:
   5.30%, 1/29/97 ...............................        30,000,000        29,876,333
   5.34%, 2/10/97 ...............................        20,000,000        19,881,333
   5.35%, 2/14/97 ...............................        24,200,000        24,041,759
   5.78%, 5/19/97(1)(3) .........................        17,000,000        16,998,895
Cooperative Association of Tractor Dealers, Inc.:
   5.38%, 1/31/97 ...............................        11,600,000        11,547,993
   5.50%, 2/4/97 ................................         4,300,000         4,277,664
CXC, Inc.:
   5.30%, 3/5/97(3) .............................        21,800,000        21,597,805
   5.31%, 2/25/97(3) ............................        35,000,000        34,716,063
   5.31%, 2/27/97(3) ............................        25,400,000        25,186,450
   5.32%, 1/7/97(3) .............................        35,000,000        34,968,967
   5.32%, 3/12/97(3) ............................        40,000,000        39,586,222
   5.33%, 1/9/97(3) .............................        25,000,000        24,970,389
   5.35%, 1/16/97(3) ............................        15,000,000        14,966,563
Enterprise Funding Corp., 5.38%, 3/13/97(3) .....        13,000,000        12,862,191
Falcon Asset Securitization Corp.:
   5.30%, 2/25/97(3) ............................        25,000,000        24,797,569
   5.32%, 1/13/97(3) ............................        45,220,000        45,139,810
   5.33%, 1/7/97(3) .............................        36,200,000        36,167,842
   5.50%, 1/3/97(3) .............................        30,105,000        30,095,801

Centennial Money Market Trust



                                                                               Face             Value
                                                                              Amount           See Note 1
                                                                           ------------       ------------
SPECIAL PURPOSE FINANCIAL (CONTINUED)
First Deposit Master Trust 1993-3:
   5.32%, 2/24/97(3) ...............................................       $  5,000,000       $  4,960,100
   5.32%, 2/26/97(3) ...............................................          5,000,000          4,958,622
   5.32%, 2/27/97(3) ...............................................          8,000,000          7,932,613
   5.34%, 1/13/97(3) ...............................................         20,035,000         19,999,338
   5.65%, 1/9/97(3) ................................................         20,000,000         19,975,111
Fleet Funding Corp.:
   5.32%, 1/10/97(3) ...............................................         34,394,000         34,348,256
   5.32%, 1/8/97(3) ................................................          5,138,000          5,132,685
New Center Asset Trust:
   5.35%, 4/1/97 ...................................................         35,000,000         34,531,875
   5.40%, 2/6/97 ...................................................         25,000,000         24,865,000
   7.30%, 1/2/97 ...................................................        123,500,000        123,474,957
Preferred Receivables Funding Corp., 5.53%, 1/16/97 ................         10,000,000          9,976,958
RACERS Series 1996-MM-12-3, 5.59%, 12/15/97(1)(4) ..................         25,000,000         25,000,000
Receivables Capital Corp., 5.53%, 1/23/97(3) .......................         25,000,000         24,915,514
Sheffield Receivables Corp., 5.32%, 1/9/97 .........................         17,000,000         16,979,902
Short Term Card Account Trust 1995-1, Class A1, 5.61%, 1/15/97(1)(4)         25,000,000         25,000,000
Sigma Finance, Inc.:
   5.30%, 5/16/97(3) ...............................................          5,000,000          4,900,625
   5.31%, 2/25/97(3) ...............................................          7,455,000          7,394,521
   5.31%, 5/12/97(3) ...............................................          8,500,000          8,335,759
   5.31%, 5/19/97(3) ...............................................         16,000,000         15,674,320
   5.32%, 2/24/97(3) ...............................................          7,500,000          7,440,150
   5.32%, 5/6/97(3) ................................................         15,000,000         14,722,917
   5.33%, 2/3/97(3) ................................................          5,000,000          4,975,571
   5.33%, 3/10/97(3) ...............................................          5,000,000          4,949,661
   5.33%, 3/3/97(3) ................................................         15,000,000         14,864,529
   5.35%, 1/30/97(3) ...............................................          9,000,000          8,961,213
   5.36%, 3/5/97(3) ................................................         25,000,000         24,765,500
   5.37%, 4/15/97(3) ...............................................         50,100,000         49,322,782
   5.37%, 4/28/97(3) ...............................................         25,000,000         24,563,688
   5.37%, 4/8/97(3) ................................................         25,000,000         24,638,271
   5.38%, 1/3/97(3) ................................................         20,000,000         19,994,022
   5.38%, 4/9/97(3) ................................................         15,000,000         14,780,589
   5.42%, 1/9/97(3) ................................................         33,000,000         32,960,253
   5.44%, 2/20/97(3) ...............................................         21,500,000         21,337,556

Centennial Money Market Trust



                                                                       Face                Value
                                                                      Amount             See Note 1
                                                                  --------------       --------------
SPECIAL PURPOSE FINANCIAL (CONTINUED)
   5.44%, 2/28/97(3) ......................................       $    7,000,000       $    6,940,115
   5.45%, 1/15/97(3) ......................................           15,000,000           14,968,208
   5.45%, 1/24/97(3) ......................................           15,000,000           14,947,771
   5.45%, 1/27/97(3) ......................................           15,000,000           14,940,958
SMM Trust:
   1996-B, 5.42%, 1/6/97(4) ...............................           20,000,000           20,000,000
   1996-I, 5.71%, 5/29/97(1)(4) ...........................           35,000,000           35,000,000
   1996-V, 5.98%, 3/26/97(4) ..............................           20,000,000           20,000,000
TIERS Series DCMT 1996-A, 5.64%, 10/15/97(1)(4) ...........           25,000,000           25,000,000
                                                                                       --------------
                                                                                        1,771,570,936
                                                                                       --------------
TELECOMMUNICATIONS-TECHNOLOGY - 3.7%
GTE Corp., 5.48%, 4/1/97 ..................................           40,000,000           39,448,956
NYNEX Corp.:
   5.32%, 2/21/97 .........................................           17,000,000           16,871,877
   5.33%, 1/31/97 .........................................           15,000,000           14,933,375
   5.33%, 2/18/97 .........................................           15,000,000           14,893,400
   5.33%, 2/28/97 .........................................           25,000,000           24,785,319
   5.34%, 1/27/97 .........................................           10,000,000            9,961,433
   5.34%, 3/6/97 ..........................................           15,000,000           14,857,600
   5.34%, 3/7/97 ..........................................           18,000,000           17,826,450
   5.35%, 1/10/97 .........................................           55,000,000           54,926,438
   5.35%, 3/5/97 ..........................................           15,000,000           14,860,088
   5.37%, 4/18/97 .........................................           25,000,000           24,600,979
   5.42%, 1/17/97 .........................................           38,000,000           37,908,676
   5.50%, 3/28/97 .........................................           13,670,000           13,490,391
                                                                                       --------------
                                                                                          299,364,982
                                                                                       --------------
Total Short-Term Notes (Cost $6,836,397,703) ..............                             6,836,397,703
                                                                                       --------------


U.S. GOVERNMENT AGENCIES - 0.7%
Federal Home Loan Bank, 5.68%, 8/1/97 (Cost $59,969,257)(1)           60,000,000           59,969,257
                                                                                       --------------

Centennial Money Market Trust



                                                                                   Face                    Value
                                                                                  Amount                 See Note 1
                                                                              ---------------         ---------------
FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Bayerische Landesbank Girozentrale, 5.07%, 7/29/97(1) .................       $    30,000,000         $    30,000,000
Swedish Export Credit Corp., 5.35%, 4/11/97 ...........................            30,831,000              30,372,817
Westdeutsche Landesbank Girozentrale, guaranteeing commercial paper of:
   Comision Federal de Electricidad:
     Series A, 5.31%, 2/18/97 .........................................            25,000,000              24,823,000
     Series A, 5.36%, 3/11/97 .........................................            18,000,000              17,815,080
                                                                                                      ---------------
Total Foreign Government Obligations (Cost $103,010,897) ..............                                   103,010,897
                                                                                                      ---------------


REPURCHASE AGREEMENT - 0.3%
Repurchase agreement with Goldman, Sachs & Co.,
   6.52%, dated 12/31/96, to be repurchased at $23,008,331
   on 1/2/97, collateralized by U.S. Treasury Nts., 7.875%,
   11/15/04, with a value of $23,467,173 (Cost $23,000,000) ...........            23,000,000              23,000,000
                                                                                                      ---------------
Total Investments, at Value ...........................................                 100.1%          8,096,676,163
                                                                              ---------------         ---------------
Liabilities in Excess of Other Assets .................................                  (0.1)            (11,586,268)
                                                                              ---------------         ---------------

Net Assets ............................................................                 100.0%        $ 8,085,089,895
                                                                              ===============         ===============

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1996. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

2.       Put obligation redeemable at full face value on the date reported.

3. Restricted securities, including those issued in exempt transactions without registration under the Securities Act of 1933 (the Act), amounting to $1,799,526,712, or 22.26% of the Trust's net assets, have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

4. Restricted securities which are considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale, amount to $602,638,502, or 7.45% of the Trust's net assets. The Trust may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES December 31, 1996 (Unaudited)
Centennial Money Market Trust



ASSETS:
Investments, at value - see accompanying statement ...........       $8,096,676,163
Cash .........................................................            1,174,332
Receivables:
  Shares of beneficial interest sold .........................           61,786,996
  Interest ...................................................           16,480,378
Other ........................................................              231,867
                                                                     --------------
    Total assets .............................................        8,176,349,736
                                                                     --------------

LIABILITIES:
Payables and other liabilities:
  Shares of beneficial interest redeemed .....................           89,687,905
  Service plan fees ..........................................              532,168
  Shareholder reports ........................................              289,143
  Dividends ..................................................               10,677
  Trustees' fees .............................................                2,842
  Other ......................................................              737,106
                                                                     --------------
    Total liabilities ........................................           91,259,841

NET ASSETS ...................................................       $8,085,089,895
                                                                     ==============

COMPOSITION OF NET ASSETS:
Paid-in capital ..............................................       $8,085,041,176
Accumulated net realized gain on investment transactions .....               48,719
                                                                     --------------

NET ASSETS - applicable to 8,085,041,176 shares of beneficial
   interest outstanding ......................................       $8,085,089,895
                                                                     ==============

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE       $         1.00



See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended December 31, 1996 (Unaudited) Centennial Money Market Trust


INVESTMENT INCOME - Interest .........................       $ 206,485,530
                                                             -------------

EXPENSES:
Management fees - Note 3 .............................          13,121,270
Service plan fees - Note 3 ...........................           7,532,869
Transfer and shareholder servicing agent fees - Note 3           2,530,523
Registration and filing fees .........................           1,141,550
Custodian fees and expenses ..........................             403,337
Shareholder reports ..................................             260,942
Legal and auditing fees ..............................              51,443
Insurance expenses ...................................              39,268
Trustees' fees and expenses ..........................              22,763
Other ................................................               2,702
                                                             -------------
Total expenses .......................................          25,106,667
                                                             -------------
NET INVESTMENT INCOME ................................         181,378,863

NET REALIZED LOSS ON INVESTMENTS .....................                (432)
                                                             -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..      $ 181,378,431
                                                             =============


STATEMENTS OF CHANGES IN NET ASSETS



                                                                    Six Months Ended
                                                                   December 31, 1996         Year Ended
                                                                      (Unaudited)           June 30, 1996
                                                                    ---------------        ---------------
OPERATIONS:
Net investment income .......................................       $   181,378,863        $   303,412,547
Net realized gain (loss) ....................................                  (432)               265,465
                                                                    ---------------        ---------------
Net increase in net assets resulting from operations ........           181,378,431            303,678,012

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS .................          (181,654,081)          (303,849,237)

BENEFICIAL INTEREST TRANSACTIONS:
Net increase in net assets resulting from beneficial interest
   transactions - Note 2 ....................................         1,332,481,512          1,940,862,519
                                                                    ---------------        ---------------

NET ASSETS:
Total increase ..............................................         1,332,205,862          1,940,691,294
Beginning of period .........................................         6,752,884,033          4,812,192,739
                                                                    ---------------        ---------------
End of period ...............................................       $ 8,085,089,895        $ 6,752,884,033
                                                                    ===============        ===============


See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Centennial Money Market Trust


                                            Six Months Ended                        Year Ended June 30,
                                              December 31,   -------------------------------------------------------------------
                                            1996 (Unaudited)   1996         1995          1994            1993            1992
                                            ---------------  ---------    ---------    ---------       ---------       ---------
PER SHARE OPERATING DATA:
Net asset value, beginning
   of period .................................  $    1.00      $    1.00   $    1.00    $    1.00      $    1.00      $    1.00
Income from investment
   operations - net investment
   income and net realized gain ..............        .02            .05         .05          .03(1)         .03(1)         .04(1)
Dividends and distributions to shareholders...       (.02)          (.05)       (.05)        (.03)          (.03)          (.04)
                                                ---------      ---------   ---------    ---------      ---------      ---------
Net asset value, end of period ...............  $    1.00      $    1.00   $    1.00    $    1.00      $    1.00      $    1.00
                                                =========      =========   =========    =========      =========      =========
TOTAL RETURN, AT
   NET ASSET VALUE(2) ........................       2.47%          5.11%       5.21%        2.82%          2.91%          4.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ......  $   8,085      $   6,753   $   4,812    $   2,559      $   1,991      $   1,270
Average net assets (in millions) .............  $   7,480      $   6,077   $   3,342    $   2,346      $   1,701      $     821

RATIOS TO AVERAGE NET ASSETS:
Net investment income ........................       4.82%(3)       4.99%       5.01%        2.84%          2.82%          4.31%
Expenses .....................................       0.67%(3)       0.69%       0.73%        0.76%(1)       0.78%(1)       0.69%(1)



1. Net investment income would have been $.03, $.03 and $.04 per share absent the voluntary expense limitation, resulting in an expense ratio of 0.81%, 0.83%, and 0.81% for the years ended June 30, 1994, 1993 and
         1992, respectively.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

3.       Annualized.


See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Centennial Money Market Trust


1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust seeks to achieve this objective by investing in "money market" securities meeting specified quality standards. The Trust's investment adviser is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Investment Valuation - Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Federal Taxes - The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders - The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Centennial Money Market Trust

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                              Six Months Ended December 31, 1996        Year Ended June 30, 1996
                             -----------------------------------   -----------------------------------
                                  Shares            Amount             Shares             Amount
                             ----------------   ----------------   ----------------   ----------------

Sold ......................    12,621,819,056   $ 12,596,573,053     21,158,638,888   $ 21,158,638,888
Dividends and distributions
reinvested ................       186,907,403        186,907,403        297,883,433        297,883,433
Redeemed ..................   (11,476,244,947)   (11,450,998,944)   (19,515,659,802)   (19,515,659,802)
                             ----------------   ----------------   ----------------   ----------------
Net increase ..............     1,332,481,512   $  1,332,481,512      1,940,862,519   $  1,940,862,519
                             ================   ================   ================   ================



3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% on the first $250 million of average annual net assets with a reduction of 0.025% on each $250 million thereafter, to 0.40% on net assets in excess of $1 billion. The Manager has agreed to reimburse the Trust if aggregate expenses (with specified exceptions) exceed the lesser of 1.5% of the first $30 million of average annual net assets of the Trust, plus 1% of average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust.

Independently of the investment advisory agreement, the Manager has voluntarily agreed to waive a portion of the management fee otherwise payable to it by the Trust to the extent necessary to: (a) permit the Trust to have a seven-day yield equal to that of Daily Cash Accumulation Fund, Inc., and (b) to reduce, on an annual basis, the management fee paid on the average net assets of the Trust in excess of $1 billion from 0.40% to: 0.40% of average net assets in excess of $1 billion but less than $1.25 billion; 0.375% of average net assets in excess of $1.25 billion but less than $1.50 billion; 0.35% of average net assets in excess of $1.50 billion but less than $2 billion; and 0.325% of average net assets in excess of $2 billion. This undertaking became effective as of December 1, 1991, and may be modified or terminated by the Manager at any time.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust, and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse certain securities dealers and other financial institutions and organizations for costs incurred in distributing Trust shares.

                      [This Page Intentionally Left Blank]


                                                                              23